Quarterly Holdings Report
for
Fidelity Advisor® Limited Term Bond Fund
May 31, 2022
LTB-NPRT3-0722
1.804849.118
Nonconvertible Bonds - 61.2%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 1.5%
AT&T, Inc.:
0.9% 3/25/24	5,000,000	4,818,335
1.65% 2/1/28	12,588,000	11,144,412
NTT Finance Corp.:
0.583% 3/1/24 (b)	4,260,000	4,077,961
1.162% 4/3/26 (b)	8,933,000	8,131,530
1.591% 4/3/28 (b)	10,000,000	8,798,434
Verizon Communications, Inc.:
2.355% 3/15/32	12,779,000	11,006,006
3% 3/22/27	626,000	606,903
		48,583,581
Media - 0.6%
Comcast Corp.:
3.7% 4/15/24	4,500,000	4,574,382
3.95% 10/15/25	2,610,000	2,662,516
Discovery Communications LLC:
2.95% 3/20/23	7,000,000	6,989,914
3.625% 5/15/30	1,664,000	1,537,590
Magallanes, Inc.:
3.638% 3/15/25 (b)	1,048,000	1,034,735
3.755% 3/15/27 (b)	2,049,000	1,988,760
		18,787,897
Wireless Telecommunication Services - 0.7%
Rogers Communications, Inc. 2.95% 3/15/25 (b)	5,568,000	5,470,029
T-Mobile U.S.A., Inc.:
2.625% 4/15/26	10,100,000	9,582,855
3.5% 4/15/25	6,000,000	5,954,006
		21,006,890
TOTAL COMMUNICATION SERVICES		88,378,368
CONSUMER DISCRETIONARY - 3.7%
Automobiles - 3.0%
BMW U.S. Capital LLC 3.45% 4/12/23 (b)	7,000,000	7,040,838
Daimler Finance North America LLC:
0.75% 3/1/24 (b)	17,889,000	17,155,033
1.45% 3/2/26 (b)	6,948,000	6,384,288
General Motors Financial Co., Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 1.200% 1.9851% 11/17/23 (c)(d)	10,000,000	9,900,038
1.05% 3/8/24	2,306,000	2,209,917
1.25% 1/8/26	8,359,000	7,512,960
1.7% 8/18/23	10,000,000	9,841,357
2.35% 2/26/27	7,500,000	6,804,506
3.25% 1/5/23	5,000,000	5,013,898
4.15% 6/19/23	5,231,000	5,272,648
Volkswagen Group of America Finance LLC:
1.25% 11/24/25 (b)	15,040,000	13,770,431
3.95% 6/6/25 (b)	3,270,000	3,268,529
		94,174,443
Distributors - 0.2%
Genuine Parts Co. 1.75% 2/1/25	5,796,000	5,503,323
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp. 3.3% 7/1/25	1,040,000	1,040,004
Starbucks Corp. 3.8% 8/15/25	2,340,000	2,369,831
		3,409,835
Multiline Retail - 0.2%
Dollar Tree, Inc. 4% 5/15/25	6,000,000	6,057,932
Specialty Retail - 0.2%
AutoZone, Inc. 3.625% 4/15/25	545,000	545,417
Ross Stores, Inc. 0.875% 4/15/26	7,357,000	6,596,159
		7,141,576
TOTAL CONSUMER DISCRETIONARY		116,287,109
CONSUMER STAPLES - 5.4%
Beverages - 0.8%
Constellation Brands, Inc. 3.6% 5/9/24	6,000,000	6,048,673
Dr. Pepper Snapple Group, Inc. 0.75% 3/15/24	10,000,000	9,588,332
Molson Coors Beverage Co. 3% 7/15/26	10,575,000	10,178,107
		25,815,112
Food & Staples Retailing - 0.8%
7-Eleven, Inc.:
0.8% 2/10/24 (b)	7,321,000	7,005,223
0.95% 2/10/26 (b)	7,891,000	7,097,555
1.3% 2/10/28 (b)	3,614,000	3,084,757
Mondelez International Holdings Netherlands BV 0.75% 9/24/24 (b)	9,342,000	8,824,417
		26,011,952
Food Products - 1.9%
Conagra Brands, Inc. 0.5% 8/11/23	6,707,000	6,512,635
JBS Finance Luxembourg SARL 2.5% 1/15/27 (b)	5,515,000	4,933,887
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 6.75% 2/15/28 (b)	10,730,000	11,075,421
JDE Peet's BV:
0.8% 9/24/24 (b)	8,000,000	7,492,583
1.375% 1/15/27 (b)	10,440,000	9,100,206
McCormick & Co., Inc. 0.9% 2/15/26	15,000,000	13,500,212
Mondelez International, Inc. 2.125% 3/17/24	8,500,000	8,368,933
		60,983,877
Tobacco - 1.9%
Altria Group, Inc. 2.35% 5/6/25	1,003,000	962,561
BAT Capital Corp. 3.222% 8/15/24	7,000,000	6,946,435
BAT International Finance PLC:
1.668% 3/25/26	15,000,000	13,543,795
3.95% 6/15/25 (b)	5,000,000	4,967,558
Imperial Tobacco Finance PLC:
3.125% 7/26/24 (b)	8,250,000	8,073,891
4.25% 7/21/25 (b)	13,000,000	12,903,477
Philip Morris International, Inc.:
0.875% 5/1/26	4,502,000	4,046,648
1.5% 5/1/25	3,501,000	3,329,942
2.875% 5/1/24	4,910,000	4,916,162
		59,690,469
TOTAL CONSUMER STAPLES		172,501,410
ENERGY - 4.2%
Energy Equipment & Services - 0.1%
Baker Hughes Co.:
1.231% 12/15/23	1,898,000	1,853,032
2.061% 12/15/26	1,781,000	1,659,048
		3,512,080
Oil, Gas & Consumable Fuels - 4.1%
Canadian Natural Resources Ltd. 2.05% 7/15/25	3,668,000	3,479,493
ConocoPhillips Co. 2.4% 3/7/25	3,533,000	3,468,766
Enbridge, Inc.:
1.6% 10/4/26	10,000,000	9,090,191
2.15% 2/16/24	1,379,000	1,351,827
2.5% 2/14/25	1,440,000	1,399,483
Energy Transfer LP:
2.9% 5/15/25	7,150,000	6,966,292
3.6% 2/1/23	2,824,000	2,828,561
4.2% 9/15/23	1,441,000	1,458,454
4.25% 3/15/23	6,314,000	6,350,353
4.5% 4/15/24	570,000	577,846
Equinor ASA:
1.75% 1/22/26	1,120,000	1,057,578
2.875% 4/6/25	7,000,000	6,954,311
Hess Corp. 4.3% 4/1/27	4,500,000	4,490,084
Kinder Morgan Energy Partners LP 3.5% 9/1/23	5,738,000	5,757,174
MPLX LP:
1.75% 3/1/26	15,044,000	13,759,770
3.375% 3/15/23	6,618,000	6,646,954
4.5% 7/15/23	856,000	866,154
Occidental Petroleum Corp. 2.9% 8/15/24	6,061,000	5,909,475
Ovintiv Exploration, Inc. 5.625% 7/1/24	1,967,000	2,068,907
Petroleos Mexicanos:
6.49% 1/23/27	6,035,000	5,764,632
6.5% 3/13/27	12,000,000	11,447,280
Phillips 66 Co.:
1.3% 2/15/26	6,892,000	6,327,089
3.7% 4/6/23	4,430,000	4,453,453
3.85% 4/9/25	7,000,000	7,075,789
Pioneer Natural Resources Co. 0.55% 5/15/23	7,781,000	7,610,065
Valero Energy Corp. 2.85% 4/15/25	2,437,000	2,387,705
Western Gas Partners LP 3 month U.S. LIBOR + 1.850% 2.6214% 1/13/23 (c)(d)	2,040,000	2,021,640
		131,569,326
TOTAL ENERGY		135,081,406
FINANCIALS - 31.4%
Banks - 17.9%
ABN AMRO Bank NV 1.542% 6/16/27 (b)(c)	8,114,000	7,264,040
Banco Santander SA 1.722% 9/14/27 (c)	5,000,000	4,449,902
Bank of America Corp.:
3 month U.S. LIBOR + 0.640% 2.015% 2/13/26 (c)(d)	11,000,000	10,457,981
1.197% 10/24/26 (c)	13,673,000	12,457,254
1.319% 6/19/26 (c)	16,000,000	14,763,185
1.734% 7/22/27 (c)	7,174,000	6,531,914
4.2% 8/26/24	15,750,000	16,006,456
Barclays PLC:
1.007% 12/10/24 (c)	5,000,000	4,791,879
2.279% 11/24/27 (c)	5,000,000	4,528,126
2.852% 5/7/26 (c)	18,848,000	18,126,213
3.932% 5/7/25 (c)	4,000,000	3,994,285
4.338% 5/16/24 (c)	5,045,000	5,085,495
BNP Paribas SA:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 1.000% 1.323% 1/13/27 (b)(c)(d)	7,417,000	6,624,994
2.219% 6/9/26 (b)(c)	8,627,000	8,107,402
BPCE SA:
1.652% 10/6/26 (b)(c)	20,000,000	18,233,047
2.045% 10/19/27 (b)(c)	6,865,000	6,166,510
4% 9/12/23 (b)	5,000,000	5,026,500
Capital One Bank NA 2.28% 1/28/26 (c)	7,000,000	6,711,493
Citigroup, Inc.:
0.981% 5/1/25 (c)	5,320,000	5,054,081
2.014% 1/25/26 (c)	7,350,000	6,994,912
3.106% 4/8/26 (c)	10,000,000	9,761,352
4.4% 6/10/25	3,018,000	3,050,745
Danske Bank A/S 3.875% 9/12/23 (b)	6,000,000	6,024,245
DNB Bank ASA:
1.535% 5/25/27 (b)(c)	4,643,000	4,199,657
1.605% 3/30/28 (b)(c)	9,570,000	8,466,912
First Citizens Bank & Trust Co. 3.929% 6/19/24 (c)	815,000	818,810
HSBC Holdings PLC:
1.589% 5/24/27 (c)	10,000,000	8,945,572
1.645% 4/18/26 (c)	6,567,000	6,113,158
3.803% 3/11/25 (c)	5,000,000	4,988,676
3.95% 5/18/24 (c)	3,000,000	3,010,836
Huntington Bancshares, Inc. 2.625% 8/6/24	4,610,000	4,540,182
ING Groep NV 1.726% 4/1/27 (c)	4,192,000	3,786,060
Intesa Sanpaolo SpA:
3.25% 9/23/24 (b)	14,000,000	13,739,896
3.375% 1/12/23 (b)	5,775,000	5,768,154
5.71% 1/15/26 (b)	5,031,000	5,067,689
JPMorgan Chase & Co.:
0.824% 6/1/25 (c)	7,855,000	7,447,372
1.045% 11/19/26 (c)	15,000,000	13,606,633
1.47% 9/22/27 (c)	10,000,000	9,006,893
1.514% 6/1/24 (c)	5,770,000	5,689,121
2.083% 4/22/26 (c)	25,219,000	23,977,834
2.956% 5/13/31 (c)	12,053,000	10,755,762
3.559% 4/23/24 (c)	10,000,000	10,034,043
Lloyds Banking Group PLC:
0.695% 5/11/24 (c)	5,000,000	4,871,364
2.438% 2/5/26 (c)	2,636,000	2,530,549
Mitsubishi UFJ Financial Group, Inc.:
0.848% 9/15/24 (c)	7,000,000	6,781,075
1.412% 7/17/25	8,000,000	7,434,570
1.538% 7/20/27 (c)	10,000,000	8,978,720
1.64% 10/13/27 (c)	5,000,000	4,478,972
2.193% 2/25/25	7,200,000	6,920,307
Mizuho Financial Group, Inc.:
0.849% 9/8/24 (c)	17,495,000	16,922,814
1.234% 5/22/27 (c)	10,000,000	8,867,113
NatWest Group PLC:
2.359% 5/22/24 (c)	4,223,000	4,178,604
3.875% 9/12/23	12,600,000	12,673,684
4.519% 6/25/24 (c)	10,962,000	11,066,114
NatWest Markets PLC 0.8% 8/12/24 (b)	5,141,000	4,827,651
Rabobank Nederland 1.98% 12/15/27 (b)(c)	7,500,000	6,797,200
Regions Financial Corp. 2.25% 5/18/25	3,135,000	3,026,101
Royal Bank of Canada 1.15% 6/10/25	15,000,000	13,997,071
Santander Holdings U.S.A., Inc.:
2.49% 1/6/28 (c)	2,768,000	2,513,420
3.4% 1/18/23	5,500,000	5,510,171
3.45% 6/2/25	5,700,000	5,602,090
Societe Generale:
1.488% 12/14/26 (b)(c)	7,870,000	7,032,750
1.792% 6/9/27 (b)(c)	6,750,000	5,992,855
2.625% 10/16/24 (b)	1,530,000	1,489,843
3.875% 3/28/24 (b)	6,015,000	6,017,781
Sumitomo Mitsui Financial Group, Inc.:
0.508% 1/12/24	989,000	948,177
1.402% 9/17/26	10,000,000	8,962,445
1.474% 7/8/25	10,000,000	9,331,426
SVB Financial Group 3.125% 6/5/30	3,077,000	2,724,838
Synovus Financial Corp. 3.125% 11/1/22	7,118,000	7,125,789
Wells Fargo & Co.:
1.654% 6/2/24 (c)	5,500,000	5,427,064
2.164% 2/11/26 (c)	10,000,000	9,556,747
2.188% 4/30/26 (c)	5,000,000	4,755,062
2.406% 10/30/25 (c)	14,000,000	13,572,695
4.3% 7/22/27	7,000,000	7,036,444
Westpac Banking Corp. 4.11% 7/24/34 (c)	1,710,000	1,603,152
		569,729,929
Capital Markets - 6.2%
Ares Capital Corp. 3.25% 7/15/25	10,000,000	9,515,005
Credit Suisse AG 0.52% 8/9/23	8,000,000	7,768,471
Credit Suisse Group AG:
1.305% 2/2/27 (b)(c)	10,000,000	8,770,100
2.593% 9/11/25 (b)(c)	4,805,000	4,596,490
Deutsche Bank AG 4.5% 4/1/25	2,904,000	2,881,943
Deutsche Bank AG New York Branch:
0.898% 5/28/24	2,899,000	2,746,335
1.447% 4/1/25 (c)	6,811,000	6,464,349
2.129% 11/24/26 (c)	14,479,000	13,231,999
2.222% 9/18/24 (c)	22,621,000	22,046,942
2.311% 11/16/27 (c)	7,028,000	6,221,051
Goldman Sachs Group, Inc.:
0.657% 9/10/24 (c)	4,500,000	4,342,551
1.757% 1/24/25 (c)	5,000,000	4,862,357
2.64% 2/24/28 (c)	5,000,000	4,662,476
3.272% 9/29/25 (c)	5,000,000	4,950,408
Intercontinental Exchange, Inc.:
3.65% 5/23/25	4,670,000	4,731,700
4% 9/15/27	7,139,000	7,185,858
Moody's Corp. 4.875% 2/15/24	4,000,000	4,108,250
Morgan Stanley:
0.79% 5/30/25 (c)	10,000,000	9,437,791
0.791% 1/22/25 (c)	11,500,000	11,001,178
2.188% 4/28/26 (c)	5,000,000	4,776,766
2.72% 7/22/25 (c)	3,953,000	3,869,303
3.737% 4/24/24 (c)	12,000,000	12,051,673
Nomura Holdings, Inc. 1.653% 7/14/26	12,500,000	11,254,852
S&P Global, Inc. 2.45% 3/1/27 (b)	7,508,000	7,124,467
State Street Corp. 2.901% 3/30/26 (c)	305,000	299,290
UBS AG London Branch:
1.25% 6/1/26 (b)	8,000,000	7,236,579
1.375% 1/13/25 (b)	5,000,000	4,735,390
UBS Group AG 1.008% 7/30/24 (b)(c)	7,594,000	7,387,226
		198,260,800
Consumer Finance - 3.2%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	5,760,000	5,399,750
1.75% 1/30/26	7,095,000	6,335,506
2.45% 10/29/26	2,102,000	1,879,571
3.3% 1/23/23	7,000,000	6,998,296
4.125% 7/3/23	1,826,000	1,824,533
4.875% 1/16/24	1,481,000	1,491,581
Ally Financial, Inc.:
1.45% 10/2/23	1,220,000	1,192,466
3.05% 6/5/23	8,326,000	8,330,422
5.125% 9/30/24	9,760,000	10,067,450
American Express Co. 2.25% 3/4/25	4,097,000	3,986,678
Capital One Financial Corp.:
1.343% 12/6/24 (c)	5,000,000	4,825,566
1.878% 11/2/27 (c)	7,000,000	6,271,025
3.9% 1/29/24	3,000,000	3,030,319
Ford Motor Credit Co. LLC:
2.3% 2/10/25	5,000,000	4,659,813
3.087% 1/9/23	12,000,000	11,959,200
4.14% 2/15/23	5,000,000	5,005,500
Hyundai Capital America 1% 9/17/24 (b)	9,737,000	9,150,121
Synchrony Financial:
4.25% 8/15/24	2,551,000	2,555,220
4.375% 3/19/24	4,922,000	4,961,277
		99,924,294
Diversified Financial Services - 1.8%
AIG Global Funding 0.9% 9/22/25 (b)	7,000,000	6,387,033
Athene Global Funding:
0.95% 1/8/24 (b)	8,877,000	8,486,664
1% 4/16/24 (b)	8,000,000	7,597,060
1.73% 10/2/26 (b)	5,000,000	4,425,710
Blackstone Private Credit Fund 4.7% 3/24/25 (b)	8,250,000	8,042,060
Brixmor Operating Partnership LP 2.25% 4/1/28	4,348,000	3,832,440
Equitable Holdings, Inc. 3.9% 4/20/23	303,000	305,456
GA Global Funding Trust 1.25% 12/8/23 (b)	9,500,000	9,172,946
Jackson Financial, Inc. 1.125% 11/22/23 (b)	10,000,000	9,650,486
		57,899,855
Insurance - 2.3%
American International Group, Inc. 2.5% 6/30/25	5,000,000	4,826,221
Empower Finance 2020 LP 1.357% 9/17/27 (b)	5,321,000	4,647,863
Equitable Financial Life Global Funding:
1.4% 8/27/27 (b)	15,000,000	13,225,335
1.7% 11/12/26 (b)	5,000,000	4,552,400
Great-West Lifeco U.S. Finance 2020 LP 0.904% 8/12/25 (b)	3,381,000	3,111,039
Guardian Life Global Funding:
1.1% 6/23/25 (b)	7,850,000	7,311,105
1.4% 7/6/27 (b)	8,010,000	7,157,615
Marsh & McLennan Companies, Inc. 3.875% 3/15/24	6,123,000	6,193,600
Pacific Life Global Funding II 1.2% 6/24/25 (b)	4,494,000	4,163,732
Pricoa Global Funding I 2.4% 9/23/24 (b)	6,476,000	6,334,008
Protective Life Global Funding 3.218% 3/28/25 (b)	1,979,000	1,957,659
RGA Global Funding 2% 11/30/26 (b)	3,680,000	3,419,356
SunAmerica, Inc.:
3.5% 4/4/25 (b)	943,000	934,155
3.65% 4/5/27 (b)	1,345,000	1,309,796
Willis Group North America, Inc. 4.5% 9/15/28	5,000,000	4,977,811
		74,121,695
TOTAL FINANCIALS		999,936,573
HEALTH CARE - 3.4%
Health Care Equipment & Supplies - 0.3%
Alcon Finance Corp. 2.75% 9/23/26 (b)	4,038,000	3,819,426
Boston Scientific Corp. 1.9% 6/1/25	5,000,000	4,757,628
		8,577,054
Health Care Providers & Services - 0.9%
Anthem, Inc. 0.45% 3/15/23	10,171,000	9,977,222
Cigna Corp. 0.613% 3/15/24	2,410,000	2,306,105
HCA Holdings, Inc. 3.125% 3/15/27 (b)	7,100,000	6,759,660
Humana, Inc. 0.65% 8/3/23	10,000,000	9,734,409
		28,777,396
Life Sciences Tools & Services - 0.6%
PerkinElmer, Inc. 0.85% 9/15/24	10,160,000	9,546,965
Thermo Fisher Scientific, Inc. 1.215% 10/18/24	10,000,000	9,575,283
		19,122,248
Pharmaceuticals - 1.6%
AstraZeneca Finance LLC 0.7% 5/28/24	7,493,000	7,173,913
Bayer U.S. Finance II LLC:
3.375% 7/15/24 (b)	5,000,000	4,960,618
4.25% 12/15/25 (b)	10,500,000	10,592,181
Bayer U.S. Finance LLC 3.375% 10/8/24 (b)	7,000,000	6,943,427
Bristol-Myers Squibb Co. 2.9% 7/26/24	6,000,000	6,009,630
Elanco Animal Health, Inc. 5.772% 8/28/23 (c)	552,000	563,040
GSK Consumer Healthcare Capital 3.125% 3/24/25 (b)	8,600,000	8,503,155
Mylan NV 3.125% 1/15/23 (b)	5,791,000	5,779,841
Viatris, Inc. 1.65% 6/22/25	480,000	442,576
		50,968,381
TOTAL HEALTH CARE		107,445,079
INDUSTRIALS - 3.6%
Aerospace & Defense - 0.6%
The Boeing Co.:
1.167% 2/4/23	7,169,000	7,072,378
1.95% 2/1/24	10,390,000	10,130,427
4.875% 5/1/25	3,000,000	3,035,840
		20,238,645
Airlines - 0.4%
American Airlines 2019-1 Class B Pass Through Trust equipment trust certificate 3.85% 8/15/29	4,528,160	4,080,321
Delta Air Lines, Inc. 2.9% 10/28/24	5,500,000	5,279,313
United Airlines 2019-2 Class B Pass Through Trust equipment trust certificate 3.5% 11/1/29	3,182,186	2,851,604
		12,211,238
Building Products - 0.0%
Carrier Global Corp. 2.242% 2/15/25	548,000	526,587
Commercial Services & Supplies - 0.4%
Republic Services, Inc. 0.875% 11/15/25	15,000,000	13,656,128
Industrial Conglomerates - 0.4%
Siemens Financieringsmaatschappij NV:
0.65% 3/11/24 (b)	6,309,000	6,068,039
1.2% 3/11/26 (b)	6,674,000	6,120,088
		12,188,127
Machinery - 0.7%
Daimler Trucks Finance North America LLC:
1.625% 12/13/24 (b)	3,204,000	3,055,599
2% 12/14/26 (b)	5,000,000	4,598,103
Otis Worldwide Corp. 2.056% 4/5/25	7,000,000	6,715,393
Westinghouse Air Brake Tech Co. 4.4% 3/15/24	5,900,000	5,972,177
		20,341,272
Road & Rail - 0.1%
Canadian Pacific Railway Co. 1.75% 12/2/26	2,099,000	1,933,060
Trading Companies & Distributors - 0.7%
Air Lease Corp.:
0.7% 2/15/24	3,555,000	3,372,924
0.8% 8/18/24	4,323,000	4,032,748
2.2% 1/15/27	3,565,000	3,187,917
2.625% 7/1/22	5,000,000	4,997,775
4.25% 2/1/24	2,597,000	2,607,238
International Lease Finance Corp. 5.875% 8/15/22	4,375,000	4,397,397
		22,595,999
Transportation Infrastructure - 0.3%
Avolon Holdings Funding Ltd.:
2.875% 2/15/25 (b)	7,180,000	6,751,334
3.95% 7/1/24 (b)	955,000	933,561
5.5% 1/15/26 (b)	2,089,000	2,084,845
		9,769,740
TOTAL INDUSTRIALS		113,460,796
INFORMATION TECHNOLOGY - 1.7%
Electronic Equipment & Components - 0.2%
Amphenol Corp. 3.2% 4/1/24	896,000	894,759
Dell International LLC/EMC Corp. 5.45% 6/15/23	4,693,000	4,785,676
		5,680,435
IT Services - 0.3%
PayPal Holdings, Inc. 1.65% 6/1/25	2,097,000	2,001,064
The Western Union Co.:
2.85% 1/10/25	1,242,000	1,210,393
4.25% 6/9/23	5,000,000	5,065,527
		8,276,984
Semiconductors & Semiconductor Equipment - 0.7%
Broadcom, Inc. 1.95% 2/15/28 (b)	15,000,000	13,041,085
Microchip Technology, Inc. 0.983% 9/1/24 (b)	5,060,000	4,756,386
Micron Technology, Inc. 4.185% 2/15/27	6,000,000	6,002,499
		23,799,970
Software - 0.5%
Oracle Corp. 1.65% 3/25/26	3,618,000	3,294,268
Roper Technologies, Inc. 3.65% 9/15/23	3,078,000	3,103,958
VMware, Inc.:
1% 8/15/24	6,564,000	6,205,982
1.4% 8/15/26	2,882,000	2,583,468
		15,187,676
TOTAL INFORMATION TECHNOLOGY		52,945,065
MATERIALS - 0.6%
Chemicals - 0.6%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 3.3% 5/1/23 (b)	3,089,000	3,100,720
International Flavors & Fragrances, Inc.:
0.697% 9/15/22 (b)	1,352,000	1,345,099
1.23% 10/1/25 (b)	7,000,000	6,418,001
LYB International Finance III LLC 1.25% 10/1/25	6,185,000	5,690,789
Westlake Corp. 0.875% 8/15/24	2,986,000	2,864,458
		19,419,067
REAL ESTATE - 1.5%
Equity Real Estate Investment Trusts (REITs) - 1.4%
American Tower Corp. 1.3% 9/15/25	2,406,000	2,216,079
Boston Properties, Inc. 3.2% 1/15/25	3,000,000	2,968,369
Crown Castle International Corp. 1.35% 7/15/25	566,000	523,652
ERP Operating LP 3.375% 6/1/25	3,000,000	2,979,212
Healthcare Trust of America Holdings LP 3.5% 8/1/26	621,000	608,761
Kimco Realty Corp. 3.3% 2/1/25	5,500,000	5,447,831
Kite Realty Group Trust 4% 3/15/25	2,778,000	2,755,342
Omega Healthcare Investors, Inc. 4.375% 8/1/23	1,211,000	1,215,371
Realty Income Corp. 2.2% 6/15/28	456,000	410,031
Simon Property Group LP 2.75% 6/1/23	3,463,000	3,466,454
SITE Centers Corp. 4.25% 2/1/26	1,865,000	1,848,527
Spirit Realty LP 2.1% 3/15/28	5,695,000	4,972,796
Ventas Realty LP:
2.65% 1/15/25	3,710,000	3,605,182
3% 1/15/30	4,013,000	3,620,508
3.5% 4/15/24	2,140,000	2,146,344
Vornado Realty LP 2.15% 6/1/26	1,017,000	927,701
Welltower, Inc. 3.625% 3/15/24	4,035,000	4,047,633
		43,759,793
Real Estate Management & Development - 0.1%
Brandywine Operating Partnership LP:
3.95% 2/15/23	3,334,000	3,344,351
4.1% 10/1/24	372,000	375,096
		3,719,447
TOTAL REAL ESTATE		47,479,240
UTILITIES - 2.9%
Electric Utilities - 1.2%
Cleco Corporate Holdings LLC 3.743% 5/1/26	2,893,000	2,827,415
Cleco Power LLC 3 month U.S. LIBOR + 0.500% 1.326% 6/15/23 (b)(c)(d)	8,354,000	8,313,068
Edison International 2.95% 3/15/23	730,000	728,625
Exelon Corp. 2.75% 3/15/27 (b)	681,000	646,583
FirstEnergy Corp.:
1.6% 1/15/26	606,000	549,487
2.05% 3/1/25	3,271,000	3,046,282
Florida Power & Light Co. 2.85% 4/1/25	1,508,000	1,501,388
IPALCO Enterprises, Inc. 3.7% 9/1/24	1,115,000	1,114,480
NextEra Energy Capital Holdings, Inc. 0.65% 3/1/23	8,000,000	7,875,061
Southern Co. 0.6% 2/26/24	3,789,000	3,623,566
Vistra Operations Co. LLC 5% 7/31/27 (b)	10,000,000	9,783,050
		40,009,005
Gas Utilities - 0.5%
CenterPoint Energy Resources Corp. 3 month U.S. LIBOR + 0.500% 1.0043% 3/2/23 (c)(d)	4,993,000	4,979,997
Dominion Gas Holdings LLC 2.5% 11/15/24	1,156,000	1,130,746
ONE Gas, Inc. 0.85% 3/11/23	10,000,000	9,851,184
		15,961,927
Independent Power and Renewable Electricity Producers - 0.3%
Emera U.S. Finance LP 0.833% 6/15/24	4,654,000	4,381,737
The AES Corp. 3.3% 7/15/25 (b)	4,133,000	4,022,153
		8,403,890
Multi-Utilities - 0.9%
Berkshire Hathaway Energy Co. 2.8% 1/15/23	5,944,000	6,025,390
Dominion Energy, Inc.:
1.45% 4/15/26	8,000,000	7,325,692
3.071% 8/15/24 (c)	5,000,000	4,976,080
NiSource, Inc.:
0.95% 8/15/25	2,873,000	2,630,945
2.95% 9/1/29	3,000,000	2,712,908
Sempra Energy 3.3% 4/1/25	3,298,000	3,277,239
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.610% 3.5238% 5/15/67 (c)(d)	454,000	357,185
		27,305,439
TOTAL UTILITIES		91,680,261
TOTAL NONCONVERTIBLE BONDS (Cost $2,053,880,262)		1,944,614,374

U.S. Treasury Obligations - 10.4%
	Principal Amount (a)	Value ($)
U.S. Treasury Notes:
0.25% 6/15/24	10,000,000	9,545,703
0.25% 7/31/25	67,738,400	62,599,807
0.75% 3/31/26 (e)	85,000,000	78,664,844
0.875% 6/30/26	110,000,000	101,784,369
1.25% 12/31/26	49,500,000	46,141,348
1.625% 9/30/26	35,257,000	33,538,221
TOTAL U.S. TREASURY OBLIGATIONS (Cost $353,475,241)		332,274,292

U.S. Government Agency - Mortgage Securities - 0.7%
	Principal Amount (a)	Value ($)
Fannie Mae - 0.5%
3% 7/1/36	10,399,632	10,299,786
4.5% to 4.5% 3/1/35 to 9/1/49	5,303,134	5,499,888
6.5% 7/1/32 to 8/1/36	125,570	138,180
7% 8/1/28 to 6/1/33	114,726	127,645
7.5% to 7.5% 11/1/26 to 2/1/28	20,077	21,600
8.5% 9/1/25	591	625
TOTAL FANNIE MAE		16,087,724
Freddie Mac - 0.2%
3% 2/1/34	5,291,779	5,293,771
8.5% 2/1/27 to 8/1/27	9,797	10,597
TOTAL FREDDIE MAC		5,304,368
Ginnie Mae - 0.0%
7% to 7% 7/15/28 to 11/15/28	17,880	19,146
7.5% 2/15/28 to 10/15/28	2,063	2,232
8% 6/15/24	12	12
TOTAL GINNIE MAE		21,390
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $22,437,358)		21,413,482

Asset-Backed Securities - 12.7%
	Principal Amount (a)	Value ($)
AASET Trust:
Series 2019-2 Class A, 3.376% 10/16/39 (b)	2,419,999	1,862,431
Series 2021-1A Class A, 2.95% 11/16/41 (b)	3,243,937	2,743,983
Series 2021-2A Class A, 2.798% 1/15/47 (b)	5,744,370	4,975,191
Affirm, Inc. Series 2021-A Class A, 0.88% 8/15/25 (b)	1,293,000	1,272,299
Aimco:
Series 2021-10A Class AR, 3 month U.S. LIBOR + 1.060% 2.1963% 7/22/32 (b)(c)(d)	10,230,000	9,950,946
Series 2021-BA Class AR, 3 month U.S. LIBOR + 1.100% 2.1443% 1/15/32 (b)(c)(d)	10,545,000	10,314,233
AIMCO CLO Ltd. Series 2022-12A Class AR, CME TERM SOFR 3 MONTH INDEX + 1.170% 2.0212% 1/17/32 (b)(c)(d)	5,000,000	4,860,210
AmeriCredit Automobile Receivables Trust Series 2021-3 Class A3, 0.76% 8/18/26	9,667,000	9,354,100
Apollo Aviation Securitization Equity Trust Series 2020-1A Class A, 3.351% 1/16/40 (b)	883,040	745,679
Ares LII CLO Ltd. Series 2021-52A Class A1R, 3 month U.S. LIBOR + 1.050% 2.1863% 4/22/31 (b)(c)(d)	8,959,000	8,817,663
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1 month U.S. LIBOR + 1.120% 2.1307% 2/25/35 (c)(d)	104,641	104,263
Blackbird Capital Aircraft Series 2021-1A Class A, 2.443% 7/15/46 (b)	4,440,215	3,848,906
CarMax Auto Owner Trust:
Series 2020-4 Class A3, 0.5% 8/15/25	5,979,000	5,869,523
Series 2021-1 Class A3, 0.34% 12/15/25	6,074,000	5,955,601
Carvana Auto Receivables Trust Series 2021-P2 Class A3, 0.49% 3/10/26	8,448,000	8,172,581
Castlelake Aircraft Structured Trust Series 2021-1A Class A, 3.474% 1/15/46 (b)	4,326,175	3,886,574
Cedar Funding Ltd.:
Series 2021-10A Class AR, 3 month U.S. LIBOR + 1.100% 2.1627% 10/20/32 (b)(c)(d)	2,685,000	2,617,475
Series 2021-14A Class A, 3 month U.S. LIBOR + 1.100% 2.1443% 7/15/33 (b)(c)(d)	11,007,000	10,753,311
Cent CLO LP Series 2021-21A Class A1R3, 3 month U.S. LIBOR + 0.970% 2.1949% 7/27/30 (b)(c)(d)	10,010,000	9,879,870
Chesapeake Funding II LLC Series 2019-1A Class A1, 2.94% 4/15/31 (b)	612,094	612,299
DB Master Finance LLC Series 2021-1A Class A2I, 2.045% 11/20/51 (b)	11,940,000	10,716,317
Dell Equipment Finance Trust:
Series 2019-2 Class A3, 1.91% 10/22/24 (b)	318,182	318,177
Series 2020-2 Class A3, 0.57% 10/23/23 (b)	4,354,896	4,313,827
Series 2021-1 Class A3, 0.43% 5/22/26 (b)	3,966,000	3,867,029
Donlen Fleet Lease Funding Series 2021-2 Class A2, 0.56% 12/11/34 (b)	4,758,268	4,650,378
Eaton Vance CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.100% 2.1443% 4/15/31 (b)(c)(d)	9,586,000	9,388,826
Enterprise Fleet Financing LLC:
Series 2020-1 Class A2, 1.78% 12/22/25 (b)	2,594,344	2,581,878
Series 2020-2 Class A2, 0.61% 7/20/26 (b)	5,725,252	5,582,518
Series 2021-1 Class A2, 0.44% 12/21/26 (b)	2,757,277	2,684,047
Exeter Automobile Receivables Trust Series 2021-2A Class A3, 0.3% 10/15/24	1,903,021	1,899,006
Ford Credit Auto Owner Trust Series 2020-2 Class A, 1.06% 4/15/33 (b)	14,774,000	13,598,245
Ford Credit Floorplan Master Owner Trust Series 2020-1 Class A1, 0.7% 9/15/25	12,656,000	12,281,772
GM Financial Consumer Automobile Receivables Trust Series 2020-4 Class A3, 0.38% 8/18/25	6,766,758	6,664,154
GMF Floorplan Owner Revolving Trust:
Series 2020-1 Class A, 0.68% 8/15/25 (b)	3,438,000	3,337,289
Series 2020-2 Class A, 0.69% 10/15/25 (b)	7,860,000	7,592,321
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (b)	1,123,230	999,671
Lanark Master Issuer PLC Series 2020-1A Class 1A, 2.277% 12/22/69 (b)(c)	2,311,000	2,298,525
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A1R, 3 month U.S. LIBOR + 1.000% 2.1363% 1/22/31 (b)(c)(d)	8,045,000	7,932,812
Marlette Funding Trust:
Series 2021-2A Class A, 0.51% 9/15/31 (b)	2,323,707	2,304,086
Series 2021-3A Class A, 0.65% 12/15/31 (b)	2,816,803	2,770,737
Series 2022-1A Class A, 1.36% 4/15/32 (b)	5,716,682	5,645,027
Metlife Securitization Trust Series 2019-1A Class A1A, 3.75% 4/25/58 (b)	466,482	465,120
MMAF Equipment Finance LLC Series 2019-B Class A3, 2.01% 12/12/24 (b)	3,210,765	3,186,212
Niagara Park CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.000% 2.0443% 7/17/32 (b)(c)(d)	10,020,000	9,785,833
OneMain Direct Auto Receivables Trust Series 2021-1A Class A, 0.87% 7/14/28 (b)	9,803,000	9,267,582
Palmer Square Loan Funding, Ltd. Series 2021-2A Class A1, 3 month U.S. LIBOR + 0.800% 2.278% 5/20/29 (b)(c)(d)	7,843,737	7,766,939
Palmer Square Loan Funding, Ltd. / Palmer Square Loan Funding LLC Series 2022-1A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.050% 1.2842% 4/15/30 (b)(c)(d)	9,270,000	9,154,246
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.240% 2.2507% 1/25/36 (c)(d)	51,228	50,893
Preston Ridge Partners Mortgage Trust Series 2021-RPL2 Class A1, 1.455% 10/25/51 (b)(c)	1,578,697	1,477,753
Prpm 2021-5, LLC Series 2021-5 Class A1, 1.793% 6/25/26 (b)(c)	5,884,589	5,492,993
Santander Retail Auto Lease Trust Series 2020-B Class A3, 0.57% 4/22/24 (b)	8,691,000	8,504,989
Sapphire Aviation Finance Series 2020-1A Class A, 3.228% 3/15/40 (b)	5,834,049	5,077,038
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (b)	2,797,000	2,728,837
1.884% 7/15/50 (b)	1,204,000	1,123,468
SLAM Ltd. / SLAM LLC Series 2021-1A Class A, 2.434% 6/15/46 (b)	12,253,215	10,568,233
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.060% 2.1043% 7/15/32 (b)(c)(d)	7,582,000	7,444,296
Symphony CLO XXIII Ltd. Series 2021-23A Class AR, 3 month U.S. LIBOR + 1.020% 2.0643% 1/15/34 (b)(c)(d)	9,700,000	9,559,913
TCI-Flatiron CLO Ltd. / LLC Series 2021-1A Class AR, 3 month U.S. LIBOR + 0.960% 2.4037% 11/18/30 (b)(c)(d)	10,490,000	10,320,251
TCI-Symphony CLO Series 2021-1A Class AR, 3 month U.S. LIBOR + 0.920% 1.9743% 7/15/30 (b)(c)(d)	11,301,000	11,130,298
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 1.8657% 9/25/34 (c)(d)	1,824	1,784
Tesla Series 2020-A Class A3, 0.68% 12/20/23 (b)	3,279,391	3,246,445
Toyota Auto Loan Extended Note Trust Series 2020-1A Class A, 1.35% 5/25/33 (b)	3,961,000	3,710,563
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 1.529% 4/6/42 (b)(c)(d)	304,000	222,980
Upstart Securitization Trust:
Series 2021-1 Class A, 0.87% 3/20/31 (b)	148,804	147,461
Series 2021-2 Class A, 0.91% 6/20/31 (b)	2,610,383	2,557,616
Series 2021-3 Class A, 0.83% 7/20/31 (b)	4,410,137	4,304,746
Series 2021-4 Class A, 0.84% 9/20/31 (b)	6,385,343	6,183,552
Series 2021-5 Class A, 1.31% 11/20/31 (b)	7,397,665	7,170,839
VCAT Asset Securitization, LLC:
Series 2021-NPL1 Class A1, 2.2891% 12/26/50 (b)	1,906,994	1,846,785
Series 2021-NPL2 Class A1, 2.115% 3/27/51 (b)	6,561,939	6,302,100
Series 2021-NPL3 Class A1, 1.743% 5/25/51 (b)(c)	8,188,992	7,841,170
Verizon Master Trust Series 2021-1:
Class A, 0.5% 5/20/27	7,466,000	7,094,907
Class B, 0.69% 5/20/27	8,000,000	7,593,213
Voya CLO Ltd. Series 2021-1A Class A1R, 3 month U.S. LIBOR + 0.950% 1.9943% 4/17/30 (b)(c)(d)	10,000,000	9,862,400
World Omni Automobile Lease Securitization Trust Series 2020-B Class A3, 0.45% 2/15/24	4,956,000	4,893,380
TOTAL ASSET-BACKED SECURITIES (Cost $420,599,389)		404,108,615

Collateralized Mortgage Obligations - 4.0%
	Principal Amount (a)	Value ($)
Private Sponsor - 3.2%
Ajax Mortgage Loan Trust sequential payer Series 2021-B Class A, 2.239% 6/25/66 (b)(c)	3,580,389	3,362,412
Angel Oak Mortgage Trust Series 2021-8 Class A1, 1.82% 11/25/66 (b)	6,773,474	6,344,263
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (b)(c)	1,839,047	1,773,566
BRAVO Residential Funding Trust sequential payer Series 2020-RPL2 Class A1, 2% 5/25/59 (b)	4,339,502	4,059,547
Cascade Funding Mortgage Trust:
sequential payer Series 2022-EBO2 Class A, 3.169% 7/25/54 (b)	2,830,616	2,822,368
Series 2021-EBO1 Class A, 0.9849% 11/25/50 (b)(c)	2,674,301	2,625,494
Series 2021-HB5 Class A, 0.8006% 2/25/31 (b)	2,028,431	2,001,282
Series 2021-HB6 Class A, 0.8983% 6/25/36 (b)	2,224,281	2,194,625
Series 2021-HB7 Class A, 1.1512% 10/27/31 (b)	2,692,029	2,646,894
CFMT LLC Series 2020-HB4 Class A, 0.9461% 12/26/30 (b)	1,357,551	1,344,275
CSAIL Commercial Mortgage Trust Series 2015-C2 Class ASB, 3.2241% 6/15/57	1,274,533	1,271,615
CSMC Trust sequential payer:
Series 2020-RPL4 Class A1, 2% 1/25/60 (b)	1,154,745	1,116,381
Series 2021-RPL9 Class A1, 2.4364% 2/25/61 (b)	8,965,034	8,501,964
Finance of America HECM Buyout sequential payer Series 2022-HB1 Class A, 2.6948% 2/25/32 (b)(c)	6,398,128	6,279,183
GCAT Trust sequential payer Series 2021-NQM7 Class A1, 1.915% 8/25/66 (b)	3,855,733	3,687,719
Gosforth Funding PLC floater Series 2018-1A Class A1, 3 month U.S. LIBOR + 0.450% 1.9739% 8/25/60 (b)(c)(d)	142,305	142,192
Legacy Mortgage Asset Trust Series 2021-GS5 Class A1, 2.25% 7/25/67 (b)(c)	7,792,006	7,430,750
Mortgage Repurchase Agreement Financing Trust floater Series 2021-S1 Class A1, 1 month U.S. LIBOR + 0.500% 1.3421% 9/10/22 (b)(c)(d)	8,000,000	8,000,000
New Residential Mortgage Loan Trust Series 2019-5A Class A1B, 3.5% 8/25/59 (b)	1,498,460	1,493,277
New York Mortgage Trust sequential payer Series 2021-SP1 Class A1, 1.6696% 8/25/61 (b)	2,744,150	2,535,077
Oceanview Mortgage Loan Trust sequential payer Series 2020-1 Class A1A, 1.7329% 5/28/50 (b)	3,018,997	2,903,061
Oceanview Trust sequential payer Series 2021-1 Class A, 1.2187% 12/29/51 (b)(c)	5,273,691	5,234,569
Preston Ridge Partners Mortgage Trust:
sequential payer Series 2021-8 Class A1, 1.743% 9/25/26 (b)(c)	7,297,375	6,946,440
Series 2021-2 Class A1, 2.115% 3/25/26 (b)	6,013,844	5,792,549
Series 2021-RPL1 Class A1, 1.319% 7/25/51 (b)	1,223,925	1,159,861
PRET LLC Series 2022-RN1 Class A1, 3.721% 7/25/51 (b)	4,753,761	4,711,195
RMF Buyout Issuance Trust sequential payer:
Series 2021-HB1 Class A, 1.2586% 11/25/31 (b)	4,397,244	4,237,905
Series 2022-HB1 Class A, 4.272% 4/25/32 (b)	1,797,744	1,787,526
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 1.1915% 7/20/34 (c)(d)	571	543
TOTAL PRIVATE SPONSOR		102,406,533
U.S. Government Agency - 0.8%
Fannie Mae:
planned amortization class:
Series 2015-28 Class P, 2.5% 5/25/45	1,931,687	1,870,390
Series 2019-33 Class N, 3% 3/25/48	7,101,651	7,037,755
Series 2015-28 Class JE, 3% 5/25/45	1,387,057	1,370,387
Series 2018-3 Class LP, 3% 2/25/47	5,136,152	5,101,222
Series 2019-59 Class AB, 2.5% 10/25/39	2,196,655	2,132,867
Freddie Mac:
planned amortization class Series 2019-4903 Class DA, 3% 10/25/48	3,331,769	3,309,656
sequential payer Series 4873 Class CA, 4% 7/15/47	2,297,840	2,322,049
Series 3949 Class MK, 4.5% 10/15/34	55,668	57,362
Series 4472 Class WL, 3% 5/15/45	639,497	631,638
TOTAL U.S. GOVERNMENT AGENCY		23,833,326
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $130,660,164)		126,239,859

Commercial Mortgage Securities - 8.9%
	Principal Amount (a)	Value ($)
BAMLL Commercial Mortgage Securities Trust:
floater Series 2022-DKLX Class A, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 1.150% 1.932% 1/15/39 (b)(c)(d)	2,178,000	2,125,327
sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (b)	1,767,000	1,699,140
BANK Series 2021-BN33 Class XA, 1.0605% 5/15/64 (c)(f)	20,617,388	1,383,651
Bank of America Commercial Mortgage Trust sequential payer Series 2015-UBS7 Class ASB, 3.429% 9/15/48	7,465,938	7,466,064
Benchmark Mortgage Trust:
sequential payer Series 2018-B2 Class A2, 3.6623% 2/15/51	5,621,000	5,623,748
Series 2019-B14 Class XA, 0.7808% 12/15/62 (c)(f)	24,686,632	935,991
Series 2020-B17 Class XA, 1.4175% 3/15/53 (c)(f)	49,418,189	3,507,668
BLOX Trust floater sequential payer Series 2021-BLOX Class A, 1 month U.S. LIBOR + 0.750% 1.625% 9/15/26 (b)(c)(d)	5,047,000	4,778,328
BPR Trust floater Series 2022-OANA Class A, CME TERM SOFR 1 MONTH INDEX + 1.890% 2.6797% 4/15/37 (b)(c)(d)	7,152,000	6,962,957
BX Commercial Mortgage Trust floater:
Series 2021-PAC Class A, 1 month U.S. LIBOR + 0.680% 1.5641% 10/15/36 (b)(c)(d)	4,501,000	4,279,729
Series 2021-VINO Class A, 1 month U.S. LIBOR + 0.650% 1.5273% 5/15/38 (b)(c)(d)	4,000,000	3,839,765
Series 2022-LP2 Class A, CME TERM SOFR 1 MONTH INDEX + 1.010% 1.8089% 2/15/39 (b)(c)(d)	5,205,828	5,026,605
BX Trust:
floater:
Series 2021-ACNT Class A, 1 month U.S. LIBOR + 0.850% 1.725% 11/15/38 (b)(c)(d)	4,360,000	4,206,079
Series 2021-BXMF Class A, 1 month U.S. LIBOR + 0.630% 1.5109% 10/15/26 (b)(c)(d)	4,085,000	3,922,619
floater sequential payer:
Series 2021-MFM1 Class A, 1 month U.S. LIBOR + 0.700% 1.5747% 1/15/34 (b)(c)(d)	2,100,000	2,039,421
Series 2021-SOAR Class A, 1.545% 6/15/38 (b)(c)	4,342,000	4,165,464
floater, sequential payer:
Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 1.875% 4/15/34 (b)(c)(d)	614,000	601,303
Series 2019-XL Class A, 1 month U.S. LIBOR + 0.920% 1.795% 10/15/36 (b)(c)(d)	5,031,441	4,968,360
CF Hippolyta Issuer LLC sequential payer:
Series 2020-1 Class A1, 1.69% 7/15/60 (b)	6,779,508	6,219,727
Series 2021-1A Class A1, 1.53% 3/15/61 (b)	5,454,278	4,916,975
CGDB Commercial Mortgage Trust floater Series 2019-MOB Class A, 1 month U.S. LIBOR + 0.950% 1.8247% 11/15/36 (b)(c)(d)	1,313,000	1,278,082
CGMS Commercial Mortgage Trust Series 2017-MDRA Class A, 3.656% 7/10/30 (b)	10,000,000	9,984,070
CHC Commercial Mortgage Trust floater Series 2019-CHC Class A, 1 month U.S. LIBOR + 1.120% 1.995% 6/15/34 (b)(c)(d)	4,628,218	4,522,525
Citigroup Commercial Mortgage Trust sequential payer:
Series 2012-GC8:
Class A/S, 3.683% 9/10/45 (b)	6,670,000	6,665,558
Class A4, 3.024% 9/10/45	284,030	283,788
Series 2014-GC21 Class AAB, 3.477% 5/10/47	647,414	648,705
Series 2016-GC36 Class AAB, 3.368% 2/10/49	1,843,701	1,832,860
COMM Mortgage Trust:
sequential payer:
Series 2013-CR7:
Class A4, 3.213% 3/10/46	2,666,224	2,664,874
Class AM, 3.314% 3/10/46 (b)	1,343,000	1,339,733
Series 2015-CR22 Class ASB, 3.144% 3/10/48	1,100,487	1,095,305
Series 2015-CR23 Class ASB, 3.257% 5/10/48	916,466	915,332
Series 2020-SBX Class A, 1.67% 1/10/38 (b)	8,241,000	7,605,632
Series 2013-CR13 Class AM, 4.449% 11/10/46	2,731,000	2,745,210
Series 2013-LC6 Class ASB, 2.478% 1/10/46	365,497	365,309
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4 Class A, 1 month U.S. LIBOR + 0.980% 1.855% 5/15/36 (b)(c)(d)	5,000,000	4,918,716
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (b)	2,151,477	2,003,622
Series 2018-SITE Class A, 4.284% 4/15/36 (b)	1,635,000	1,601,255
CSAIL Commercial Mortgage Trust sequential payer Series 19-C15 Class A2, 3.4505% 3/15/52	3,010,832	2,972,798
ELP Commercial Mortgage Trust floater Series 2021-ELP Class A, 1 month U.S. LIBOR + 0.700% 1.576% 11/15/38 (b)(c)(d)	6,073,000	5,803,045
Extended Stay America Trust floater Series 2021-ESH Class A, 1 month U.S. LIBOR + 1.080% 1.955% 7/15/38 (b)(c)(d)	2,080,197	2,033,330
GS Mortgage Securities Trust:
floater Series 2021-IP Class A, 1 month U.S. LIBOR + 0.950% 1.825% 10/15/36 (b)(c)(d)	2,682,000	2,593,436
sequential payer:
Series 2012-GCJ9 Class A3, 2.773% 11/10/45	3,980,165	3,976,606
Series 2013-GC10 Class A5, 2.943% 2/10/46	5,531,000	5,518,101
Series 2014-GC18 Class AAB, 3.648% 1/10/47	227,461	228,404
Series 2014-GC20 Class AAB, 3.655% 4/10/47	268,792	269,789
Series 2014-GC26 Class AAB, 3.365% 11/10/47	1,637,409	1,634,143
Series 2015-GC28 Class AAB, 3.206% 2/10/48	1,173,626	1,167,695
Series 2015-GC30 Class A4, 3.382% 5/10/50	3,541,000	3,486,701
Series 2011-GC5 Class A/S, 5.1589% 8/10/44 (b)(c)	4,802,735	4,790,645
Series 2012-GCJ9 Class A/S, 3.124% 11/10/45	4,022,000	4,023,146
Series 2013-GC13 Class A/S, 4.0645% 7/10/46 (b)(c)	9,739,000	9,767,167
Series 2013-GC16 Class A/S, 4.649% 11/10/46	1,900,000	1,916,194
Series 2015-GC32 Class A2, 3.062% 7/10/48	245,081	245,187
JPMBB Commercial Mortgage Securities Trust:
sequential payer:
Series 2013-C17 Class ASB, 3.705% 1/15/47	298,580	299,816
Series 2014-C22 Class A4, 3.8012% 9/15/47	4,450,000	4,442,579
Series 2014-C25 Class ASB, 3.4074% 11/15/47	906,536	906,172
Series 2013-C17 Class A/S, 4.4584% 1/15/47	6,642,000	6,688,345
JPMCC Commercial Mortgage Securities Trust sequential payer Series 2016-JP4 Class A2, 2.9838% 12/15/49	390,197	389,764
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2012-LC9 Class A/S, 3.3533% 12/15/47 (b)	5,520,000	5,509,545
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2019-BKWD Class A, 1 month U.S. LIBOR + 1.000% 1.875% 9/15/29 (b)(c)(d)	2,132,634	2,104,039
sequential payer Series 2012-C8 Class A3, 2.8291% 10/15/45	1,142,810	1,141,964
Series 2012-C8 Class A/S, 3.4239% 10/15/45 (b)	2,044,000	2,042,443
Series 2013-C10 Class A5, 3.1425% 12/15/47	4,747,844	4,736,398
Series 2013-C16 Class A/S, 4.5169% 12/15/46	8,570,171	8,642,352
Series 2018-WPT Class AFX, 4.2475% 7/5/33 (b)	2,708,000	2,692,110
LIFE Mortgage Trust floater Series 2021-BMR Class A, 1 month U.S. LIBOR + 0.700% 1.575% 3/15/38 (b)(c)(d)	3,997,740	3,827,567
Merit floater Series 2021-STOR Class A, 1 month U.S. LIBOR + 0.700% 1.575% 7/15/38 (b)(c)(d)	2,266,000	2,176,595
Morgan Stanley BAML Trust:
sequential payer:
Series 2013-C11 Class A4, 4.1505% 8/15/46 (c)	1,443,000	1,434,044
Series 2014-C15 Class ASB, 3.654% 4/15/47	635,816	638,437
Series 2014-C19 Class ASB, 3.326% 12/15/47	5,577,935	5,578,500
Series 2016-C28 Class A3, 3.272% 1/15/49	1,540,586	1,500,740
Series 2014-C17 Class ASB, 3.477% 8/15/47	1,764,140	1,762,876
Series 2015-C22 Class ASB, 3.04% 4/15/48	595,582	590,953
Morgan Stanley Capital I Trust:
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (b)	3,837,000	3,723,647
Series 2021-L6 Class XA, 1.2342% 6/15/54 (c)(f)	7,127,146	518,247
OPG Trust floater Series 2021-PORT Class A, 1 month U.S. LIBOR + 0.480% 1.359% 10/15/36 (b)(c)(d)	10,140,000	9,607,025
SREIT Trust floater Series 2021-MFP Class A, 1 month U.S. LIBOR + 0.730% 1.6055% 11/15/38 (b)(c)(d)	4,056,000	3,937,262
UBS-Barclays Commercial Mortgage Trust:
floater Series 2013-C6 Class A3, 1 month U.S. LIBOR + 0.790% 1.6331% 4/10/46 (b)(c)(d)	3,372,343	3,363,110
Series 2012-C2 Class ASEC, 4.179% 5/10/63 (b)	2,974,216	2,969,629
Series 2012-C3 Class A/S, 3.814% 8/10/49 (b)	3,319,000	3,321,758
Wells Fargo Commercial Mortgag Trust sequential payer Series 2015-NXS3 Class ASB, 3.371% 9/15/57	670,779	667,189
Wells Fargo Commercial Mortgage Trust sequential payer:
Series 2012-LC5 Class A3, 2.918% 10/15/45	2,482,550	2,480,740
Series 2015-C27 Class ASB, 3.278% 2/15/48	1,649,030	1,644,763
Series 2015-LC22 Class ASB, 3.571% 9/15/58	4,156,203	4,161,479
Series 2017-RC1 Class ASB, 3.453% 1/15/60	3,617,501	3,607,944
WF-RBS Commercial Mortgage Trust:
sequential payer:
Series 2012-C9 Class A3, 2.87% 11/15/45	2,619,875	2,616,553
Series 2013-C12 Class ASB, 2.838% 3/15/48	542,332	542,621
Series 2013-C16 Class ASB, 3.963% 9/15/46	316,645	318,235
Series 2014-C22 Class ASB, 3.464% 9/15/57	2,508,219	2,510,011
Series 2013-C11 Class ASB, 2.63% 3/15/45	156,525	156,573
Series 2013-C12 Class A4, 3.198% 3/15/48	1,071,747	1,070,513
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $295,514,618)		283,888,422

Municipal Securities - 0.2%
	Principal Amount (a)	Value ($)
California Gen. Oblig. Series 2019, 2.4% 10/1/25	4,420,000	4,292,590
Illinois Gen. Oblig. Series 2003, 4.95% 6/1/23	1,346,545	1,360,693
New York City Transitional Fin. Auth. Rev. Series 2017 E, 2.85% 2/1/24	1,320,000	1,317,825
TOTAL MUNICIPAL SECURITIES (Cost $7,119,416)		6,971,108

Foreign Government and Government Agency Obligations - 0.1%
	Principal Amount (a)	Value ($)
United Mexican States 3.25% 4/16/30 (Cost $3,510,048)	3,525,000	3,237,713

Bank Notes - 0.5%
	Principal Amount (a)	Value ($)
Citizens Bank NA 2.25% 4/28/25	4,046,000	3,886,573
First Citizens Bank & Trust Co. 2.969% 9/27/25 (c)	6,655,000	6,511,201
Truist Bank 1.5% 3/10/25	7,000,000	6,680,993
TOTAL BANK NOTES (Cost $17,841,947)		17,078,767

Commercial Paper - 0.8%
	Principal Amount (a)	Value ($)
Enel Finance America LLC yankee:
0.37% 7/11/22	10,000,000	9,984,614
0.4% 9/27/22	10,000,000	9,923,576
HSBC U.S.A., Inc. 0.33% 10/4/22	5,000,000	4,968,413
TOTAL COMMERCIAL PAPER (Cost $24,977,049)		24,876,603

Fixed-Income Funds - 0.0%
	Shares	Value ($)
Fidelity Specialized High Income Central Fund (g) (Cost $44,010)	444	39,019

Money Market Funds - 0.3%
	Shares	Value ($)
Fidelity Cash Central Fund 0.82% (h) (Cost $8,455,264)	8,453,573	8,455,264

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $3,338,514,766)	3,173,197,518
NET OTHER ASSETS (LIABILITIES) - 0.2%	6,829,406
NET ASSETS - 100.0%	3,180,026,924

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 5-Year U.S. Treasury Note Contracts (United States)	1,312	Sep 2022	148,194,500	(117,333)	(117,333)

The notional amount of futures purchased as a percentage of Net Assets is 4.7%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,183,050,244 or 37.2% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $918,102.
(f)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.82%	36,111,829	749,557,336	777,213,901	22,599	-	-	8,455,264	0.0%
Fidelity Securities Lending Cash Central Fund 0.82%	-	28,624,896	28,624,896	2,959	-	-	-	0.0%
Fidelity Specialized High Income Central Fund	41,854	2,774	-	2,775	-	(5,609)	39,019	0.0%
Total	36,153,683	778,185,006	805,838,797	28,333	-	(5,609)	8,494,283

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Nonconvertible Bonds, U.S. Treasury Obligations, Municipal Securities, Foreign Government and Government Agency Obligations, Bank Notes and Commercial Paper are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. U.S. Government Agency - Mortgage Securities, Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

The Fund invests a significant portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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